Note 17 - Receivables, Deferred Revenue and Backlog (Detail) (USD $)	6 Months Ended	12 Months Ended				9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Feb. 16, 2012	Dec. 31, 2011 Due From Raytheon [Member]	Dec. 31, 2011 Due From Advent [Member]	Sep. 30, 2011 Minimum [Member]	Sep. 30, 2011 Maximum [Member]
Billed Contracts Receivable	$ 502,045	$ 297,451		$ 62,618	$ 234,833
Total Backlog for Prototype Engines	1,800,000	1,500,000
Proceeds from Customers	100,000	100,000
Value of Contract Transferred in Acquisition			1,400,000
Proforma Current Backlog		$ 2,200,000
Backlog Orders, Payment Period						9 months	12 months